Revenue from contracts with customers (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 4,690	SFr 7,479	SFr 11,353
Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	67	61	61
Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	90	560	2,560
Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,280	2,264	3,087
Investment Advice [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,478	3,028	3,401
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 775	SFr 1,566	SFr 2,244